Benefit Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Actual Return on Plan Assets
Transfers into Level 3	$ 13	[1],[2]	$ 18	[1],[2]
Transfers out of Level 3	(12)	[2],[3]	(53)	[2],[3]
Benefit Plans (Textuals) [Abstract]
Cost of Company Matching Contributions	64		61		74
Matching Contributions Provided, Percentage	100.00%
Second Matching Contributions Provided, Percentage	70.00%
Eligible Compensation Contribution by Employee	1.00%
Second Eligible Compensation Contribution by Employee	5.00%
Nonqualified Pension Plans [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	89		80
Underfunded Accumulated Benefit Obligation
Accumulated Benefit Obligation	89		80
Qualified Pension Plans [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	4,808		4,659
Underfunded Accumulated Benefit Obligation
Accumulated Benefit Obligation	4,808		4,659
Pension Plans [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate	4.55%		5.05%
Rate of Compensation Increase	4.85%	[4]	4.95%	[4]
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate	5.05%		5.60%		6.00%
Expected Return on Plan Assets	7.75%		8.00%		8.00%
Rate of Compensation Increase	4.85%		4.60%		5.90%
Change in Benefit Obligation
Benefit Obligation at January 1	4,807		4,701
Service Cost	72		111		104
Interest Cost	237		253		254
Actuarial Loss	169		222
Plan Amendment Prior Service Credit	0		0
Curtailment	0		0
Benefit Payments	(294)		(480)
Participant Contributions	0		0
Medicare Subsidy	0		0
Benefit Obligation at December 31	4,991		4,807		4,701
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	3,858		3,403
Actual Gain (Loss) on Plan Assets	282		420
Company Contributions	457		515
Participant Contributions	0		0
Benefit Payments	(294)		(480)
Fair Value of Plan Assets at December 31	4,303		3,858		3,403
Underfunded Status at December 31	(688)		(949)
Benefit Amounts Recognized on the Balance Sheets
Other Current Liabilities - Accrued Short-term Benefit Liability	(8)		(8)
Employee Benefits and Pension Obligations - Accrued Long-term Benefit Liability	(680)		(941)
Underfunded Status	(688)		(949)
Components
Net Actuarial Loss	2,208		2,129
Prior Service Cost (Credit)	10		11
Transition Obligation	0		0
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial Loss During the Year	201		121
Prior Service Credit	0		0
Amortization of Actuarial Loss	(122)		(89)
Amortization of Prior Service Credit (Cost)	(1)		0
Amortization of Transition Obligation	0		0
Change for the Year	78		32
Pension and Other Postretirement Plans' Assets
Asset Class	4,303		3,858		3,403
Year End Allocation
Total	100.00%		100.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	4,303		3,858		3,403
Actual Return on Plan Assets
Fair Value of Plan Assets	4,303		3,858		3,403
Accumulated Benefit Obligation
Accumulated Benefit Obligation	4,897		4,739
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	4,991		4,807		4,701
Accumulated Benefit Obligation	4,897		4,739
Fair Value of Plan Assets	4,303		3,858		3,403
Underfunded Accumulated Benefit Obligation	(594)		(881)
Components of Net Periodic Benefit Cost
Service Cost	72		111		104
Interest Cost	237		253		254
Expected Return on Plan Assets	(314)		(312)		(321)
Curtailment	0		0		0
Amortization of Transition Obligation	0		0		0
Amortization of Prior Service Cost (Credit)	1		0		0
Amortization of Net Actuarial Loss	122		89		59
Net Periodic Benefit Cost	118		141		96
Capitalized Portion	(37)		(44)		(30)
Net Periodic Benefit Cost Recognized as Expense	81		97		66
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2012
Net Actuarial Loss	145
Prior Service Cost (Credit)	(1)
Transition Obligation	0
Total Estimated 2012 Amortization	144
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2012	144
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	4.85%	[4]	4.95%	[4]
Expected Contributions and Payments During 2012	208
Pension Plans [Member] | Maximum [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase	11.50%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	11.50%
Pension Plans [Member] | Minimum [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase	3.50%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	3.50%
Pension Plans [Member] | Pension Payments [Member]
Estimated Future Benefit Payments and Contributions
2012	327
2013	334
2014	354
2015	356
2016	360
Years 2017 to 2021, in Total	1,864
Other Postretirement Benefit Plans [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate	4.75%		5.25%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate	5.25%		5.85%		6.10%
Expected Return on Plan Assets	7.50%		8.00%		7.75%
Health Care Trend Rates
Initial	7.50%		8.00%
Ultimate	5.00%		5.00%
Year Ultimate Reached	2016		2016
Effect of a 1% Change in Assumed Health Care Cost Trend Rates for the OPEB Health Care Plans
Effect of 1% Increase on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost	23
Effect of 1% Increase on the Health Care Component of the Accumulated Postretirement Benefit Obligation	274
Effect of 1% Decrease on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost	(18)
Effect of 1% Decrease on the Health Care Component of the Accumulated Postretirement Benefit Obligation	(223)
Change in Benefit Obligation
Benefit Obligation at January 1	2,125		1,941
Service Cost	42		47		42
Interest Cost	109		113		110
Actuarial Loss	253		164
Plan Amendment Prior Service Credit	(196)		(36)
Curtailment	1		0
Benefit Payments	(150)		(142)
Participant Contributions	34		29
Medicare Subsidy	9		9
Benefit Obligation at December 31	2,227		2,125		1,941
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	1,461		1,308
Actual Gain (Loss) on Plan Assets	(14)		149
Company Contributions	79		117
Participant Contributions	34		29
Benefit Payments	(150)		(142)
Fair Value of Plan Assets at December 31	1,410		1,461		1,308
Underfunded Status at December 31	(817)		(664)
Benefit Amounts Recognized on the Balance Sheets
Other Current Liabilities - Accrued Short-term Benefit Liability	(4)		(4)
Employee Benefits and Pension Obligations - Accrued Long-term Benefit Liability	(813)		(660)
Underfunded Status	(817)		(664)
Components
Net Actuarial Loss	979		638
Prior Service Cost (Credit)	(210)		(20)
Transition Obligation	1		3
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial Loss During the Year	370		121
Prior Service Credit	(191)		(36)
Amortization of Actuarial Loss	(29)		(29)
Amortization of Prior Service Credit (Cost)	1		0
Amortization of Transition Obligation	(2)		(27)
Change for the Year	149		29
Pension and Other Postretirement Plans' Assets
Asset Class	1,410		1,461		1,308
Year End Allocation
Total	100.00%		100.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,410		1,461		1,308
Actual Return on Plan Assets
Fair Value of Plan Assets	1,410		1,461		1,308
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	2,227		2,125		1,941
Fair Value of Plan Assets	1,410		1,461		1,308
Components of Net Periodic Benefit Cost
Service Cost	42		47		42
Interest Cost	109		113		110
Expected Return on Plan Assets	(109)		(105)		(80)
Curtailment	1		0		0
Amortization of Transition Obligation	2		27		27
Amortization of Prior Service Cost (Credit)	(1)		0		0
Amortization of Net Actuarial Loss	29		29		42
Net Periodic Benefit Cost	73		111		141
Capitalized Portion	(22)		(35)		(44)
Net Periodic Benefit Cost Recognized as Expense	51		76		97
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2012
Net Actuarial Loss	59
Prior Service Cost (Credit)	(18)
Transition Obligation	1
Total Estimated 2012 Amortization	42
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2012	42
Benefit Plans (Textuals) [Abstract]
Expected Contributions and Payments During 2012	99
Other Postretirement Benefit Plans [Member] | Medicare Subsidy Receipts [Member]
Estimated Future Benefit Payments and Contributions
2012	9
2013	0
2014	0
2015	0
2016	0
Years 2017 to 2021, in Total	2
Other Postretirement Benefit Plans [Member] | Benefit Payments [Member]
Estimated Future Benefit Payments and Contributions
2012	145
2013	148
2014	153
2015	160
2016	168
Years 2017 to 2021, in Total	955
Level 1 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	1,958		1,865
Pension and Other Postretirement Plans' Assets
Asset Class	1,958		1,865
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,958		1,865
Actual Return on Plan Assets
Fair Value of Plan Assets	1,958		1,865
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	1,958		1,865
Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	745		825
Pension and Other Postretirement Plans' Assets
Asset Class	745		825
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	745		825
Actual Return on Plan Assets
Fair Value of Plan Assets	745		825
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	745		825
Level 2 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	2,277		2,053
Pension and Other Postretirement Plans' Assets
Asset Class	2,277		2,053
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	2,277		2,053
Actual Return on Plan Assets
Fair Value of Plan Assets	2,277		2,053
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	2,277		2,053
Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	671		632
Pension and Other Postretirement Plans' Assets
Asset Class	671		632
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	671		632
Actual Return on Plan Assets
Fair Value of Plan Assets	671		632
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	671		632
Level 3 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	213		196
Fair Value of Plan Assets at December 31	330		213
Pension and Other Postretirement Plans' Assets
Asset Class	330		213
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	330		213
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	31		(3)
Relating to Assets Sold During the Period	3		1
Purchases and Sales	77		19
Transfers into Level 3	6		0
Transfers out of Level 3	0		0
Fair Value of Plan Assets	330		213
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	330		213
Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Fair Value Inputs Other [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	(262)		(273)
Pension and Other Postretirement Plans' Assets
Asset Class	(262)		(273)
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	(262)		(273)
Actual Return on Plan Assets
Fair Value of Plan Assets	(262)		(273)
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	(262)		(273)
Fair Value Inputs Other [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	(6)		4
Pension and Other Postretirement Plans' Assets
Asset Class	(6)		4
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	(6)		4
Actual Return on Plan Assets
Fair Value of Plan Assets	(6)		4
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	(6)		4
Equities [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	2,086		2,030
Pension and Other Postretirement Plans' Assets
Asset Class	2,086		2,030
Year End Allocation
Total	48.50%		52.60%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	2,086		2,030
Actual Return on Plan Assets
Fair Value of Plan Assets	2,086		2,030
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	2,086		2,030
Equities [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	827		919
Pension and Other Postretirement Plans' Assets
Asset Class	827		919
Year End Allocation
Total	58.70%		63.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	827		919
Actual Return on Plan Assets
Fair Value of Plan Assets	827		919
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	827		919
Equities [Member] | Level 1 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	1,958		1,865
Pension and Other Postretirement Plans' Assets
Asset Class	1,958		1,865
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,958		1,865
Actual Return on Plan Assets
Fair Value of Plan Assets	1,958		1,865
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	1,958		1,865
Equities [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	728		804
Pension and Other Postretirement Plans' Assets
Asset Class	728		804
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	728		804
Actual Return on Plan Assets
Fair Value of Plan Assets	728		804
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	728		804
Equities [Member] | Level 2 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	128		165
Pension and Other Postretirement Plans' Assets
Asset Class	128		165
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	128		165
Actual Return on Plan Assets
Fair Value of Plan Assets	128		165
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	128		165
Equities [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	99		115
Pension and Other Postretirement Plans' Assets
Asset Class	99		115
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	99		115
Actual Return on Plan Assets
Fair Value of Plan Assets	99		115
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	99		115
Equities [Member] | Level 3 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Equities [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Equities [Member] | Fair Value Inputs Other [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Equities [Member] | Fair Value Inputs Other [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Domestic [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	1,455		1,352
Pension and Other Postretirement Plans' Assets
Asset Class	1,455		1,352
Year End Allocation
Total	33.80%		35.10%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,455		1,352
Actual Return on Plan Assets
Fair Value of Plan Assets	1,455		1,352
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	1,455		1,352
Domestic [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	348		584
Pension and Other Postretirement Plans' Assets
Asset Class	348		584
Year End Allocation
Total	24.70%		40.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	348		584
Actual Return on Plan Assets
Fair Value of Plan Assets	348		584
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	348		584
Domestic [Member] | Level 1 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	1,455		1,350
Pension and Other Postretirement Plans' Assets
Asset Class	1,455		1,350
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,455		1,350
Actual Return on Plan Assets
Fair Value of Plan Assets	1,455		1,350
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	1,455		1,350
Domestic [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	348		584
Pension and Other Postretirement Plans' Assets
Asset Class	348		584
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	348		584
Actual Return on Plan Assets
Fair Value of Plan Assets	348		584
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	348		584
Domestic [Member] | Level 2 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		2
Pension and Other Postretirement Plans' Assets
Asset Class	0		2
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		2
Actual Return on Plan Assets
Fair Value of Plan Assets	0		2
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		2
Domestic [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Domestic [Member] | Level 3 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Domestic [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Domestic [Member] | Fair Value Inputs Other [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Domestic [Member] | Fair Value Inputs Other [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
International [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	399		403
Pension and Other Postretirement Plans' Assets
Asset Class	399		403
Year End Allocation
Total	9.30%		10.40%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	399		403
Actual Return on Plan Assets
Fair Value of Plan Assets	399		403
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	399		403
International [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	380		220
Pension and Other Postretirement Plans' Assets
Asset Class	380		220
Year End Allocation
Total	27.00%		15.10%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	380		220
Actual Return on Plan Assets
Fair Value of Plan Assets	380		220
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	380		220
International [Member] | Level 1 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	399		403
Pension and Other Postretirement Plans' Assets
Asset Class	399		403
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	399		403
Actual Return on Plan Assets
Fair Value of Plan Assets	399		403
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	399		403
International [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	380		220
Pension and Other Postretirement Plans' Assets
Asset Class	380		220
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	380		220
Actual Return on Plan Assets
Fair Value of Plan Assets	380		220
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	380		220
International [Member] | Level 2 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
International [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
International [Member] | Level 3 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
International [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
International [Member] | Fair Value Inputs Other [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
International [Member] | Fair Value Inputs Other [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Real Estate Investment Trusts [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	104		112
Pension and Other Postretirement Plans' Assets
Asset Class	104		112
Year End Allocation
Total	2.40%		2.90%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	104		112
Actual Return on Plan Assets
Fair Value of Plan Assets	104		112
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	104		112
Real Estate Investment Trusts [Member] | Level 1 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	104		112
Pension and Other Postretirement Plans' Assets
Asset Class	104		112
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	104		112
Actual Return on Plan Assets
Fair Value of Plan Assets	104		112
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	104		112
Real Estate Investment Trusts [Member] | Level 2 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Real Estate Investment Trusts [Member] | Level 3 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Real Estate Investment Trusts [Member] | Fair Value Inputs Other [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Common Collective Trust International [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	128		163
Pension and Other Postretirement Plans' Assets
Asset Class	128		163
Year End Allocation
Total	3.00%		4.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	128		163
Actual Return on Plan Assets
Fair Value of Plan Assets	128		163
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	128		163
Common Collective Trust International [Member] | Level 1 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Common Collective Trust International [Member] | Level 2 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	128		163
Pension and Other Postretirement Plans' Assets
Asset Class	128		163
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	128		163
Actual Return on Plan Assets
Fair Value of Plan Assets	128		163
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	128		163
Common Collective Trust International [Member] | Level 3 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Common Collective Trust International [Member] | Fair Value Inputs Other [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Common Collective Trust Global [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	99		115
Pension and Other Postretirement Plans' Assets
Asset Class	99		115
Year End Allocation
Total	7.00%		7.90%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	99		115
Actual Return on Plan Assets
Fair Value of Plan Assets	99		115
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	99		115
Common Collective Trust Global [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Common Collective Trust Global [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	99		115
Pension and Other Postretirement Plans' Assets
Asset Class	99		115
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	99		115
Actual Return on Plan Assets
Fair Value of Plan Assets	99		115
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	99		115
Common Collective Trust Global [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Common Collective Trust Global [Member] | Fair Value Inputs Other [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Fixed Income [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	1,847		1,507
Pension and Other Postretirement Plans' Assets
Asset Class	1,847		1,507
Year End Allocation
Total	42.90%		39.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,847		1,507
Actual Return on Plan Assets
Fair Value of Plan Assets	1,847		1,507
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	1,847		1,507
Fixed Income [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	345		280
Pension and Other Postretirement Plans' Assets
Asset Class	345		280
Year End Allocation
Total	24.40%		19.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	345		280
Actual Return on Plan Assets
Fair Value of Plan Assets	345		280
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	345		280
Fixed Income [Member] | Level 1 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Fixed Income [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Fixed Income [Member] | Level 2 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	1,841		1,507
Pension and Other Postretirement Plans' Assets
Asset Class	1,841		1,507
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,841		1,507
Actual Return on Plan Assets
Fair Value of Plan Assets	1,841		1,507
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	1,841		1,507
Fixed Income [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	345		280
Pension and Other Postretirement Plans' Assets
Asset Class	345		280
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	345		280
Actual Return on Plan Assets
Fair Value of Plan Assets	345		280
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	345		280
Fixed Income [Member] | Level 3 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	6		0
Pension and Other Postretirement Plans' Assets
Asset Class	6		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	6		0
Actual Return on Plan Assets
Fair Value of Plan Assets	6		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	6		0
Fixed Income [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Fixed Income [Member] | Fair Value Inputs Other [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Fixed Income [Member] | Fair Value Inputs Other [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Common Collective Trust - Debt [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	26
Pension and Other Postretirement Plans' Assets
Asset Class	26
Year End Allocation
Total	0.60%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	26
Actual Return on Plan Assets
Fair Value of Plan Assets	26
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	26
Common Collective Trust - Debt [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	69		48
Pension and Other Postretirement Plans' Assets
Asset Class	69		48
Year End Allocation
Total	4.90%		3.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	69		48
Actual Return on Plan Assets
Fair Value of Plan Assets	69		48
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	69		48
Common Collective Trust - Debt [Member] | Level 1 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Fair Value of Plan Assets	0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0
Common Collective Trust - Debt [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Common Collective Trust - Debt [Member] | Level 2 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	26
Pension and Other Postretirement Plans' Assets
Asset Class	26
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	26
Actual Return on Plan Assets
Fair Value of Plan Assets	26
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	26
Common Collective Trust - Debt [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	69		48
Pension and Other Postretirement Plans' Assets
Asset Class	69		48
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	69		48
Actual Return on Plan Assets
Fair Value of Plan Assets	69		48
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	69		48
Common Collective Trust - Debt [Member] | Level 3 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Fair Value of Plan Assets	0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0
Common Collective Trust - Debt [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Common Collective Trust - Debt [Member] | Fair Value Inputs Other [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Fair Value of Plan Assets	0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0
Common Collective Trust - Debt [Member] | Fair Value Inputs Other [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
United States Government and Agency Securities [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	566		634
Pension and Other Postretirement Plans' Assets
Asset Class	566		634
Year End Allocation
Total	13.20%		16.40%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	566		634
Actual Return on Plan Assets
Fair Value of Plan Assets	566		634
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	566		634
United States Government and Agency Securities [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	81		93
Pension and Other Postretirement Plans' Assets
Asset Class	81		93
Year End Allocation
Total	5.70%		6.40%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	81		93
Actual Return on Plan Assets
Fair Value of Plan Assets	81		93
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	81		93
United States Government and Agency Securities [Member] | Level 1 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
United States Government and Agency Securities [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
United States Government and Agency Securities [Member] | Level 2 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	566		634
Pension and Other Postretirement Plans' Assets
Asset Class	566		634
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	566		634
Actual Return on Plan Assets
Fair Value of Plan Assets	566		634
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	566		634
United States Government and Agency Securities [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	81		93
Pension and Other Postretirement Plans' Assets
Asset Class	81		93
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	81		93
Actual Return on Plan Assets
Fair Value of Plan Assets	81		93
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	81		93
United States Government and Agency Securities [Member] | Level 3 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
United States Government and Agency Securities [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
United States Government and Agency Securities [Member] | Fair Value Inputs Other [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
United States Government and Agency Securities [Member] | Fair Value Inputs Other [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Corporate Debt [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	991		672
Pension and Other Postretirement Plans' Assets
Asset Class	991		672
Year End Allocation
Total	23.00%		17.40%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	991		672
Actual Return on Plan Assets
Fair Value of Plan Assets	991		672
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	991		672
Corporate Debt [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	152		110
Pension and Other Postretirement Plans' Assets
Asset Class	152		110
Year End Allocation
Total	10.80%		7.50%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	152		110
Actual Return on Plan Assets
Fair Value of Plan Assets	152		110
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	152		110
Corporate Debt [Member] | Level 1 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Corporate Debt [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Corporate Debt [Member] | Level 2 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	985		672
Pension and Other Postretirement Plans' Assets
Asset Class	985		672
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	985		672
Actual Return on Plan Assets
Fair Value of Plan Assets	985		672
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	985		672
Corporate Debt [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	152		110
Pension and Other Postretirement Plans' Assets
Asset Class	152		110
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	152		110
Actual Return on Plan Assets
Fair Value of Plan Assets	152		110
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	152		110
Corporate Debt [Member] | Level 3 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0
Fair Value of Plan Assets at December 31	6
Pension and Other Postretirement Plans' Assets
Asset Class	6
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	6
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	0
Relating to Assets Sold During the Period	0
Purchases and Sales	0
Transfers into Level 3	6
Transfers out of Level 3	0
Fair Value of Plan Assets	6
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	6
Corporate Debt [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Corporate Debt [Member] | Fair Value Inputs Other [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Corporate Debt [Member] | Fair Value Inputs Other [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Foreign Debt [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	190		127
Pension and Other Postretirement Plans' Assets
Asset Class	190		127
Year End Allocation
Total	4.40%		3.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	190		127
Actual Return on Plan Assets
Fair Value of Plan Assets	190		127
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	190		127
Foreign Debt [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	32		25
Pension and Other Postretirement Plans' Assets
Asset Class	32		25
Year End Allocation
Total	2.30%		1.70%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	32		25
Actual Return on Plan Assets
Fair Value of Plan Assets	32		25
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	32		25
Foreign Debt [Member] | Level 1 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Foreign Debt [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Foreign Debt [Member] | Level 2 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	190		127
Pension and Other Postretirement Plans' Assets
Asset Class	190		127
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	190		127
Actual Return on Plan Assets
Fair Value of Plan Assets	190		127
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	190		127
Foreign Debt [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	32		25
Pension and Other Postretirement Plans' Assets
Asset Class	32		25
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	32		25
Actual Return on Plan Assets
Fair Value of Plan Assets	32		25
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	32		25
Foreign Debt [Member] | Level 3 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Foreign Debt [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Foreign Debt [Member] | Fair Value Inputs Other [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Foreign Debt [Member] | Fair Value Inputs Other [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
State and Local Government [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	48		23
Pension and Other Postretirement Plans' Assets
Asset Class	48		23
Year End Allocation
Total	1.10%		0.60%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	48		23
Actual Return on Plan Assets
Fair Value of Plan Assets	48		23
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	48		23
State and Local Government [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	9		3
Pension and Other Postretirement Plans' Assets
Asset Class	9		3
Year End Allocation
Total	0.60%		0.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	9		3
Actual Return on Plan Assets
Fair Value of Plan Assets	9		3
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	9		3
State and Local Government [Member] | Level 1 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
State and Local Government [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
State and Local Government [Member] | Level 2 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	48		23
Pension and Other Postretirement Plans' Assets
Asset Class	48		23
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	48		23
Actual Return on Plan Assets
Fair Value of Plan Assets	48		23
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	48		23
State and Local Government [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	9		3
Pension and Other Postretirement Plans' Assets
Asset Class	9		3
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	9		3
Actual Return on Plan Assets
Fair Value of Plan Assets	9		3
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	9		3
State and Local Government [Member] | Level 3 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
State and Local Government [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
State and Local Government [Member] | Fair Value Inputs Other [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
State and Local Government [Member] | Fair Value Inputs Other [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Other - Asset Backed | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	26		51
Pension and Other Postretirement Plans' Assets
Asset Class	26		51
Year End Allocation
Total	0.60%		1.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	26		51
Actual Return on Plan Assets
Fair Value of Plan Assets	26		51
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	26		51
Other - Asset Backed | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	2		1
Pension and Other Postretirement Plans' Assets
Asset Class	2		1
Year End Allocation
Total	0.10%		0.10%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	2		1
Actual Return on Plan Assets
Fair Value of Plan Assets	2		1
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	2		1
Other - Asset Backed | Level 1 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Other - Asset Backed | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Other - Asset Backed | Level 2 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	26		51
Pension and Other Postretirement Plans' Assets
Asset Class	26		51
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	26		51
Actual Return on Plan Assets
Fair Value of Plan Assets	26		51
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	26		51
Other - Asset Backed | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	2		1
Pension and Other Postretirement Plans' Assets
Asset Class	2		1
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	2		1
Actual Return on Plan Assets
Fair Value of Plan Assets	2		1
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	2		1
Other - Asset Backed | Level 3 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Other - Asset Backed | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Other - Asset Backed | Fair Value Inputs Other [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Other - Asset Backed | Fair Value Inputs Other [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Real Estate [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	163		83
Pension and Other Postretirement Plans' Assets
Asset Class	163		83
Year End Allocation
Total	3.80%		2.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	163		83
Actual Return on Plan Assets
Fair Value of Plan Assets	163		83
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	163		83
Real Estate [Member] | Level 1 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Real Estate [Member] | Level 2 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Real Estate [Member] | Level 3 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	83		90
Fair Value of Plan Assets at December 31	163		83
Pension and Other Postretirement Plans' Assets
Asset Class	163		83
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	163		83
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	22		(7)
Relating to Assets Sold During the Period	0		0
Purchases and Sales	58		0
Transfers into Level 3	0		0
Transfers out of Level 3	0		0
Fair Value of Plan Assets	163		83
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	163		83
Real Estate [Member] | Fair Value Inputs Other [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Alternative Investments [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	161		130
Pension and Other Postretirement Plans' Assets
Asset Class	161		130
Year End Allocation
Total	3.70%		3.40%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	161		130
Actual Return on Plan Assets
Fair Value of Plan Assets	161		130
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	161		130
Alternative Investments [Member] | Level 1 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Alternative Investments [Member] | Level 2 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Alternative Investments [Member] | Level 3 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	130		106
Fair Value of Plan Assets at December 31	161		130
Pension and Other Postretirement Plans' Assets
Asset Class	161		130
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	161		130
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	9		4
Relating to Assets Sold During the Period	3		1
Purchases and Sales	19		19
Transfers into Level 3	0		0
Transfers out of Level 3	0		0
Fair Value of Plan Assets	161		130
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	161		130
Alternative Investments [Member] | Fair Value Inputs Other [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Securities Lending [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	215		254
Pension and Other Postretirement Plans' Assets
Asset Class	215		254
Year End Allocation
Total	5.00%		6.60%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	215		254
Actual Return on Plan Assets
Fair Value of Plan Assets	215		254
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	215		254
Securities Lending [Member] | Level 1 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Securities Lending [Member] | Level 2 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	215		254
Pension and Other Postretirement Plans' Assets
Asset Class	215		254
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	215		254
Actual Return on Plan Assets
Fair Value of Plan Assets	215		254
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	215		254
Securities Lending [Member] | Level 3 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Securities Lending [Member] | Fair Value Inputs Other [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Securities Pledged as Collateral [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	(236)	[5]	(276)	[5]
Pension and Other Postretirement Plans' Assets
Asset Class	(236)	[5]	(276)	[5]
Year End Allocation
Total	(5.50%)	[5]	(7.10%)	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	(236)	[5]	(276)	[5]
Actual Return on Plan Assets
Fair Value of Plan Assets	(236)	[5]	(276)	[5]
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	(236)	[5]	(276)	[5]
Securities Pledged as Collateral [Member] | Level 1 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0	[5]	0	[5]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Fair Value of Plan Assets	0	[5]	0	[5]
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0	[5]	0	[5]
Securities Pledged as Collateral [Member] | Level 2 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0	[5]	0	[5]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Fair Value of Plan Assets	0	[5]	0	[5]
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0	[5]	0	[5]
Securities Pledged as Collateral [Member] | Level 3 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0	[5]	0	[5]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Fair Value of Plan Assets	0	[5]	0	[5]
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0	[5]	0	[5]
Securities Pledged as Collateral [Member] | Fair Value Inputs Other [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	(236)	[5]	(276)	[5]
Pension and Other Postretirement Plans' Assets
Asset Class	(236)	[5]	(276)	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	(236)	[5]	(276)	[5]
Actual Return on Plan Assets
Fair Value of Plan Assets	(236)	[5]	(276)	[5]
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	(236)	[5]	(276)	[5]
Cash and Cash Equivalents [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	93		129	[6]
Pension and Other Postretirement Plans' Assets
Asset Class	93		129	[6]
Year End Allocation
Total	2.20%		3.30%	[6]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	93		129	[6]
Actual Return on Plan Assets
Fair Value of Plan Assets	93		129	[6]
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	93		129	[6]
Cash and Cash Equivalents [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	40		47	[6]
Pension and Other Postretirement Plans' Assets
Asset Class	40		47	[6]
Year End Allocation
Total	2.90%		3.20%	[6]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	40		47	[6]
Actual Return on Plan Assets
Fair Value of Plan Assets	40		47	[6]
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	40		47	[6]
Cash and Cash Equivalents [Member] | Level 1 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0	[6]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0	[6]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0	[6]
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0	[6]
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0	[6]
Cash and Cash Equivalents [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	17		21	[6]
Pension and Other Postretirement Plans' Assets
Asset Class	17		21	[6]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	17		21	[6]
Actual Return on Plan Assets
Fair Value of Plan Assets	17		21	[6]
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	17		21	[6]
Cash and Cash Equivalents [Member] | Level 2 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	93		127	[6]
Pension and Other Postretirement Plans' Assets
Asset Class	93		127	[6]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	93		127	[6]
Actual Return on Plan Assets
Fair Value of Plan Assets	93		127	[6]
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	93		127	[6]
Cash and Cash Equivalents [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	23		25	[6]
Pension and Other Postretirement Plans' Assets
Asset Class	23		25	[6]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	23		25	[6]
Actual Return on Plan Assets
Fair Value of Plan Assets	23		25	[6]
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	23		25	[6]
Cash and Cash Equivalents [Member] | Level 3 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0	[6]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0	[6]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0	[6]
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0	[6]
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0	[6]
Cash and Cash Equivalents [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0	[6]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0	[6]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0	[6]
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0	[6]
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0	[6]
Cash and Cash Equivalents [Member] | Fair Value Inputs Other [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		2	[6]
Pension and Other Postretirement Plans' Assets
Asset Class	0		2	[6]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		2	[6]
Actual Return on Plan Assets
Fair Value of Plan Assets	0		2	[6]
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		2	[6]
Cash and Cash Equivalents [Member] | Fair Value Inputs Other [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		1	[6]
Pension and Other Postretirement Plans' Assets
Asset Class	0		1	[6]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		1	[6]
Actual Return on Plan Assets
Fair Value of Plan Assets	0		1	[6]
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		1	[6]
Other Pending Transactions and Accrued Income [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	(26)	[7]	1	[7]
Pension and Other Postretirement Plans' Assets
Asset Class	(26)	[7]	1	[7]
Year End Allocation
Total	(0.60%)	[7]	0.00%	[7]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	(26)	[7]	1	[7]
Actual Return on Plan Assets
Fair Value of Plan Assets	(26)	[7]	1	[7]
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	(26)	[7]	1	[7]
Other Pending Transactions and Accrued Income [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	(6)	[8]	3	[8]
Pension and Other Postretirement Plans' Assets
Asset Class	(6)	[8]	3	[8]
Year End Allocation
Total	(0.50%)	[8]	0.20%	[8]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	(6)	[8]	3	[8]
Actual Return on Plan Assets
Fair Value of Plan Assets	(6)	[8]	3	[8]
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	(6)	[8]	3	[8]
Other Pending Transactions and Accrued Income [Member] | Level 1 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0	[7]	0	[7]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[7]	0	[7]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[7]	0	[7]
Actual Return on Plan Assets
Fair Value of Plan Assets	0	[7]	0	[7]
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0	[7]	0	[7]
Other Pending Transactions and Accrued Income [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0	[8]	0	[8]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[8]	0	[8]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[8]	0	[8]
Actual Return on Plan Assets
Fair Value of Plan Assets	0	[8]	0	[8]
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0	[8]	0	[8]
Other Pending Transactions and Accrued Income [Member] | Level 2 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0	[7]	0	[7]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[7]	0	[7]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[7]	0	[7]
Actual Return on Plan Assets
Fair Value of Plan Assets	0	[7]	0	[7]
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0	[7]	0	[7]
Other Pending Transactions and Accrued Income [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0	[8]	0	[8]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[8]	0	[8]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[8]	0	[8]
Actual Return on Plan Assets
Fair Value of Plan Assets	0	[8]	0	[8]
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0	[8]	0	[8]
Other Pending Transactions and Accrued Income [Member] | Level 3 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0	[7]	0	[7]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[7]	0	[7]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[7]	0	[7]
Actual Return on Plan Assets
Fair Value of Plan Assets	0	[7]	0	[7]
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0	[7]	0	[7]
Other Pending Transactions and Accrued Income [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0	[8]	0	[8]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[8]	0	[8]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[8]	0	[8]
Actual Return on Plan Assets
Fair Value of Plan Assets	0	[8]	0	[8]
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0	[8]	0	[8]
Other Pending Transactions and Accrued Income [Member] | Fair Value Inputs Other [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	(26)	[7]	1	[7]
Pension and Other Postretirement Plans' Assets
Asset Class	(26)	[7]	1	[7]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	(26)	[7]	1	[7]
Actual Return on Plan Assets
Fair Value of Plan Assets	(26)	[7]	1	[7]
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	(26)	[7]	1	[7]
Other Pending Transactions and Accrued Income [Member] | Fair Value Inputs Other [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	(6)	[8]	3	[8]
Pension and Other Postretirement Plans' Assets
Asset Class	(6)	[8]	3	[8]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	(6)	[8]	3	[8]
Actual Return on Plan Assets
Fair Value of Plan Assets	(6)	[8]	3	[8]
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	(6)	[8]	3	[8]
International Equities [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	46		49
Pension and Other Postretirement Plans' Assets
Asset Class	46		49
Year End Allocation
Total	3.30%		3.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	46		49
Actual Return on Plan Assets
Fair Value of Plan Assets	46		49
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	46		49
International Equities [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
International Equities [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	46		49
Pension and Other Postretirement Plans' Assets
Asset Class	46		49
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	46		49
Actual Return on Plan Assets
Fair Value of Plan Assets	46		49
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	46		49
International Equities [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
International Equities [Member] | Fair Value Inputs Other [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
United States Bonds [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	158		163
Pension and Other Postretirement Plans' Assets
Asset Class	158		163
Year End Allocation
Total	11.20%		11.10%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	158		163
Actual Return on Plan Assets
Fair Value of Plan Assets	158		163
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	158		163
United States Bonds [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
United States Bonds [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	158		163
Pension and Other Postretirement Plans' Assets
Asset Class	158		163
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	158		163
Actual Return on Plan Assets
Fair Value of Plan Assets	158		163
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	158		163
United States Bonds [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
United States Bonds [Member] | Fair Value Inputs Other [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Net Of Tax AOCI [Member] | Pension Plans [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	260		244
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2012
Total Estimated 2012 Amortization	18
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2012	18
Net Of Tax AOCI [Member] | Other Postretirement Benefit Plans [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	189		152
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2012
Total Estimated 2012 Amortization	11
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2012	11
Deferred Income Taxes [Member] | Pension Plans [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	140		132
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2012
Total Estimated 2012 Amortization	10
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2012	10
Deferred Income Taxes [Member] | Other Postretirement Benefit Plans [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	102		81
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2012
Total Estimated 2012 Amortization	6
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2012	6
Regulatory Assets [Member] | Pension Plans [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	1,818		1,764
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2012
Total Estimated 2012 Amortization	116
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2012	116
Regulatory Assets [Member] | Other Postretirement Benefit Plans [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	479		388
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2012
Total Estimated 2012 Amortization	25
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2012	$ 25

[1]	Represents existing assets or liabilities that were previously categorized as Level 2.
[2]	Transfers are recognized based on their value at the beginning of the reporting period that the transfer occurred.
[3]	Represents existing assets or liabilities that were previously categorized as Level 3.
[4]	Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.
[5]	Amounts in "Other" column primarily represent an obligation to repay cash collateral received as part of the Securities Lending Program.
[6]	Amounts in "Other" column primarily represent foreign currency holdings.
[7]	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.
[8]	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement